GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Reconciliation of Changes in Goodwill

(in thousands of $)	Goodwill	Accumulated impairment losses	Net Carrying Value
Balance as of January 1, 2021, December 31, 2021 and 2022	225,273	(112,821)	112,452